Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2023
Rights of use of assets
Schedule of composition of the rights of use of the Group?s assets
	06.30.2023	06.30.2022
Offices, shopping malls and other rental properties	457	37
Machinery and equipment	-	4
Convention center	2,478	2,637
Total Right-of-use assets	2,935	2,678
Non-current	2,935	2,678
Total	2,935	2,678

Schedule of changes in the Group?s rights of use
	06.30.2023	06.30.2022
Beginning of the year	2,678	2,868
Additions	451	-
Depreciation charges	(194)	(190)
Total	2,935	2,678

Schedule of depreciation charge for rights of use
	06.30.2023	06.30.2022
Offices, shopping malls and other rental properties	30	2
Machinery and equipment	4	10
Others	160	178
Total depreciation of right-of-use assets (i)	194	190

Schedule of other charges to income related to rights of use
	June 30, 2023	June 30, 2022
Lease liabilities interests	(222)	(259)
Results from short-term leases	(134)	(93)